PROVISIONS, COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 28, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2023	116	43	159
Acquisition of CCBPI	3	42	45
Charged/(credited) to profit or loss:
Additional provisions recognised	80	5	85
Unused amounts reversed	(3)	(4)	(7)
Utilised during the period	(36)	(3)	(39)
Balance as at 28 June 2024	160	83	243
[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.